Fair value measurements - Summary of Assets Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Short-term investments	$ 613,702	$ 288,589
Recurring
Assets
Short-term investments	613,702	288,589
Equity investment with readily determinable fair values	23,315	3,838
Available-for-sale debt investment	24,130	40,800
Total	661,147	333,227
Recurring | Level 1
Assets
Short-term investments	0	0
Equity investment with readily determinable fair values	23,315	3,838
Available-for-sale debt investment	0	0
Total	23,315	3,838
Recurring | Level 2
Assets
Short-term investments	613,702	288,589
Equity investment with readily determinable fair values	0	0
Available-for-sale debt investment	0	0
Total	613,702	288,589
Recurring | Level 3
Assets
Short-term investments	0	0
Equity investment with readily determinable fair values	0	0
Available-for-sale debt investment	24,130	40,800
Total	$ 24,130	$ 40,800